Cover	Nov. 10, 2021	Aug. 11, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	1STDIBS.COM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40453
Entity Tax Identification Number	94-3389618
Entity Address, Address Line One		51 Astor Place, 3rd Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10003
Local Phone Number		627-3927
City Area Code		212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DIBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001600641
Amendment Flag	false